Victory RS Mid Cap Growth Fund Investment Objectives and Goals - ClassA ClassC ClassR ClassR6 ClassY [Member] - Victory RS Mid Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory RS Mid Cap Growth Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory RS Mid Cap Growth Fund (the “Fund”) seeks to provide long-term capital growth.